Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NexPoint Funds I
Entity Central Index Key	0001354917
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000060521
Shareholder Report [Line Items]
Fund Name	NexPoint Event Driven Fund
Class Name	Class A Shares
Trading Symbol	HHCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the NexPoint Event Driven Fund (the "Fund") for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nexpoint.com/nexpoint/funds/nexpoint-event-driven-fund/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/nexpoint/funds/nexpoint-event-driven-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Event Driven Fund, Class A Shares	$281	2.70%

Expenses Paid, Amount	$ 281
Expense Ratio, Percent	2.70%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the twelve-month period ended June 30, 2024, the NexPoint Event Driven Fund (the “Fund”) Class A returned 8.10% compared to the Bloomberg U.S. Aggregate Bond Index return of 2.63%. During this period, the use of securities sold short offset the Fund’s return (0.29%) and the use of derivatives offset an additional (0.30)% to the Fund’s return. This outperformance of the Bloomberg U.S. Aggregate Bond Index is largely attributable to the idiosyncratic nature of the Event Driven strategy. Our correlation to the Bloomberg U.S. Aggregate Bond Index remained low at 0.286. Furthermore, the opportunities within the Event Driven space have been robust and the Fund’s outperformance is attributable to our active management of the Fund.

  Top Contributor: Carestream Health, Inc      Term Loan

  Top Detractor: PureCycle Technologies, Inc. Bond

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Class A Shares, With Load* - $10738	Class A Shares, Without Load - $11363	Bloomberg U.S. Aggregate Bond Index (USD) - $11430	S&P 500 Index (Gross) (USD) - $33521
Jun/14	$10000	$10000	$10000	$10000
Jun/15	$10645	$11264	$10186	$10742
Jun/16	$7886	$8345	$10797	$11171
Jun/17	$7941	$8403	$10763	$13170
Jun/18	$8934	$9454	$10720	$15064
Jun/19	$9713	$10278	$11564	$16633
Jun/20	$10650	$11269	$12575	$17881
Jun/21	$12585	$13318	$12533	$25175
Jun/22	$9547	$10103	$11243	$22503
Jun/23	$9933	$10511	$11137	$26912
Jun/24	$10738	$11363	$11430	$33521

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
NexPoint Event Driven Fund
Class A Shares, With Load*	2.15%	0.88%	0.71%
Class A Shares, Without Load	8.10%	2.03%	1.29%
Bloomberg U.S. Aggregate Bond Index (USD)	2.63%	- 0.23%	1.35%
S&P 500 Index (Gross) (USD)	24.56%	15.05%	12.86%

AssetsNet	$ 43,632,561
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 102,881
InvestmentCompanyPortfolioTurnover	607.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$43,632,561	113	$102,881	607%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-17.2%
Exchange-Traded Funds Sold Short	-2.1%
Derivative Contracts (Net)	-0.4%
Repurchase Agreement	0.0%
Rights	0.1%
Purchased Call Option	0.1%
Cash Equivalent	0.2%
Purchased Put Options	0.3%
Preferred Stocks	1.5%
U.S. Senior Loan	2.4%
Convertible Bonds	4.1%
Corporate Obligations	20.4%
Common Stocks	88.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Positions

Holding Name	Percentage of Total Net Assets
Encore Wire	7.1%
Whole Earth Brands	6.2%
Everbridge	5.9%
US Silica Holdings	5.6%
Vista Outdoor	5.0%
Lok'nStore Group	4.7%
PowerSchool Holdings, Class A	4.3%
Endeavor Group Holdings, Class A	4.1%
Atlantica Sustainable Infrastructure PLC	4.0%
Michael Kors USA	2.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000060522
Shareholder Report [Line Items]
Fund Name	NexPoint Event Driven Fund
Class Name	Class C Shares
Trading Symbol	HHCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class C Shares of the NexPoint Event Driven Fund (the "Fund") for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nexpoint.com/nexpoint/funds/nexpoint-event-driven-fund/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/nexpoint/funds/nexpoint-event-driven-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Event Driven Fund, Class C Shares	$347	3.35%

Expenses Paid, Amount	$ 347
Expense Ratio, Percent	3.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the twelve-month period ended June 30, 2024, the NexPoint Event Driven Fund (the “Fund”) Class C returned compared to the Bloomberg U.S. Aggregate Bond Index return of 2.63%. During this period, the use of securities sold short offset the Fund’s return (0.29%) and the use of derivatives offset an additional (0.30)% to the Fund’s return. This outperformance of the Bloomberg U.S. Aggregate Bond Index is largely attributable to the idiosyncratic nature of the Event Driven strategy. Our correlation to the Bloomberg U.S. Aggregate Bond Index remained low at 0.286. Furthermore, the opportunities within the Event Driven space have been robust and the Fund’s outperformance is attributable to our active management of the Fund.

  Top Contributor: Carestream Health, Inc      Term Loan

  Top Detractor: PureCycle Technologies, Inc. Bond

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Class C Shares, With Load* - $10681	Class C Shares, Without Load - $10681	Bloomberg U.S. Aggregate Bond Index (USD) - $11430	S&P 500 Index (Gross) (USD) - $33521
Jun/14	$10000	$10000	$10000	$10000
Jun/15	$11083	$11195	$10186	$10742
Jun/16	$8255	$8255	$10797	$11171
Jun/17	$8263	$8263	$10763	$13170
Jun/18	$9232	$9232	$10720	$15064
Jun/19	$9973	$9973	$11564	$16633
Jun/20	$10866	$10866	$12575	$17881
Jun/21	$12758	$12758	$12533	$25175
Jun/22	$9617	$9617	$11243	$22503
Jun/23	$9943	$9943	$11137	$26912
Jun/24	$10681	$10681	$11430	$33521

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
NexPoint Event Driven Fund
Class C Shares, With Load*	6.43%	1.38%	0.66%
Class C Shares, Without Load	7.43%	1.38%	0.66%
Bloomberg U.S. Aggregate Bond Index (USD)	2.63%	- 0.23%	1.35%
S&P 500 Index (Gross) (USD)	24.56%	15.05%	12.86%

AssetsNet	$ 43,632,561
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 102,881
InvestmentCompanyPortfolioTurnover	607.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$43,632,561	113	$102,881	607%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-17.2%
Exchange-Traded Funds Sold Short	-2.1%
Derivative Contracts (Net)	-0.4%
Repurchase Agreement	0.0%
Rights	0.1%
Purchased Call Option	0.1%
Cash Equivalent	0.2%
Purchased Put Options	0.3%
Preferred Stocks	1.5%
U.S. Senior Loan	2.4%
Convertible Bonds	4.1%
Corporate Obligations	20.4%
Common Stocks	88.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Positions

Holding Name	Percentage of Total Net Assets
Encore Wire	7.1%
Whole Earth Brands	6.2%
Everbridge	5.9%
US Silica Holdings	5.6%
Vista Outdoor	5.0%
Lok'nStore Group	4.7%
PowerSchool Holdings, Class A	4.3%
Endeavor Group Holdings, Class A	4.1%
Atlantica Sustainable Infrastructure PLC	4.0%
Michael Kors USA	2.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000060523
Shareholder Report [Line Items]
Fund Name	NexPoint Event Driven Fund
Class Name	Class Z Shares
Trading Symbol	HHCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Z Shares of the NexPoint Event Driven Fund (the "Fund") for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nexpoint.com/nexpoint/funds/nexpoint-event-driven-fund/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/nexpoint/funds/nexpoint-event-driven-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Event Driven Fund, Class Z Shares	$245	2.35%

Expenses Paid, Amount	$ 245
Expense Ratio, Percent	2.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the twelve-month period ended June 30, 2024, the NexPoint Event Driven Fund (the “Fund”) Class Z returned 8.51% compared to the Bloomberg U.S. Aggregate Bond Index return of 2.63%. During this period, the use of securities sold short offset the Fund’s return (0.29%) and the use of derivatives offset an additional (0.30)% to the Fund’s return. This outperformance of the Bloomberg U.S. Aggregate Bond Index is largely attributable to the idiosyncratic nature of the Event Driven strategy. Our correlation to the Bloomberg U.S. Aggregate Bond Index remained low at 0.286. Furthermore, the opportunities within the Event Driven space have been robust and the Fund’s outperformance is attributable to our active management of the Fund.

  Top Contributor: Carestream Health, Inc      Term Loan

  Top Detractor: PureCycle Technologies, Inc. Bond

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
AssetsNet	$ 43,632,561
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 102,881
InvestmentCompanyPortfolioTurnover	607.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$43,632,561	113	$102,881	607%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-17.2%
Exchange-Traded Funds Sold Short	-2.1%
Derivative Contracts (Net)	-0.4%
Repurchase Agreement	0.0%
Rights	0.1%
Purchased Call Option	0.1%
Cash Equivalent	0.2%
Purchased Put Options	0.3%
Preferred Stocks	1.5%
U.S. Senior Loan	2.4%
Convertible Bonds	4.1%
Corporate Obligations	20.4%
Common Stocks	88.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Positions

Holding Name	Percentage of Total Net Assets
Encore Wire	7.1%
Whole Earth Brands	6.2%
Everbridge	5.9%
US Silica Holdings	5.6%
Vista Outdoor	5.0%
Lok'nStore Group	4.7%
PowerSchool Holdings, Class A	4.3%
Endeavor Group Holdings, Class A	4.1%
Atlantica Sustainable Infrastructure PLC	4.0%
Michael Kors USA	2.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000171609
Shareholder Report [Line Items]
Fund Name	NexPoint Merger Arbitrage Fund
Class Name	Class A Shares
Trading Symbol	HMEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the NexPoint Merger Arbitrage Fund (the "Fund") for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nexpoint.com/nexpoint/funds/nexpoint-merger-arbitrage-fund/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/nexpoint/funds/nexpoint-merger-arbitrage-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Merger Arbitrage Fund, Class A Shares	$253	2.44%

Expenses Paid, Amount	$ 253
Expense Ratio, Percent	2.44%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the twelve-month period ended June 30, 2024, the NexPoint Merger Arbitrage Fund (the “Fund”) Class A returned 7.56% compared to the Bloomberg U.S. Aggregate Bond Index return of 2.63%. During this period, the use of securities sold short offset the Fund’s return (0.39%) and the use of derivatives gained 0.31% to the Fund’s return. This outperformance of the Bloomberg U.S. Aggregate Bond Index is largely attributable to the idiosyncratic nature of the merger arbitrage strategy and deal spreads pricing at a premium to the front end of the yield curve. The front end of the yield curve are the yields on U.S. Treasuries with maturities less than 2 years. These Treasury yields effectively set a floor for the yields in merger arbitrage investments, and yields in merger arbitrage investments are at a premium/spread above such U.S. Treasuries. Our correlation to the Bloomberg U.S. Aggregate Bond Index remained low at 0.058. Furthermore, the Fund’s outperformance is attributable to our active management of the Fund.

  Top Contributor: HZNP / AMGEN Deal: Horizon Therapeutics – a biotechnology company focused on rare, autoimmune, and severe inflammatory diseases – agreed to be acquired by Amgen for $27.0 billion.

  Top Detractor: OLK / TMO Deal: Olink – a proteomics technology platform company that enables protein analysis capabilities for the biopharmaceutical industry – agreed to be acquired by Thermo for $3.2 billion.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Class A Shares, With Load* - $16122	Class A Shares, Without Load - $17060	Bloomberg U.S. Aggregate Bond Index (USD) - $11061
Aug/16	$10000	$10000	$10000
Jun/17	$11507	$12176	$10415
Jun/18	$11752	$12436	$10374
Jun/19	$12424	$13147	$11190
Jun/20	$13389	$14168	$12168
Jun/21	$14462	$15304	$12127
Jun/22	$14809	$15670	$10879
Jun/23	$14988	$15860	$10777
Jun/24	$16122	$17060	$11061

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
NexPoint Merger Arbitrage Fund
Class A Shares, With Load*	1.63%	4.16%	4.73%
Class A Shares, Without Load	7.56%	5.35%	5.49%
Bloomberg U.S. Aggregate Bond Index (USD)	2.63%	- 0.23%	0.68%

AssetsNet	$ 790,876,327
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 6,013,862
InvestmentCompanyPortfolioTurnover	556.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$790,876,327	83	$6,013,862	556%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-5.8%
Derivative Contracts (Net)	-0.5%
Warrants	0.0%
Preferred Stocks	0.0%
Rights	0.0%
Purchased Put Option	0.2%
Special Purchase Acquisition Companies	0.5%
Repurchase Agreements	0.5%
Convertible Bonds	1.5%
Cash Equivalent	5.8%
Corporate Obligations	11.9%
Asset-Backed Securities	11.9%
Common Stocks	56.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Positions

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
Encore Wire	7.8%
Everbridge	6.3%
US Silica Holdings	4.2%
Endeavor Group Holdings	4.0%
National Western Life Group	4.0%
Short Securities
Chevron	-3.3%
International Paper	-1.2%
ConocoPhillips	-1.0%
McGrath RentCorp	-0.4%
United States Steel Corporation	-0.4%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000171610
Shareholder Report [Line Items]
Fund Name	NexPoint Merger Arbitrage Fund
Class Name	Class C Shares
Trading Symbol	HMECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class C Shares of the NexPoint Merger Arbitrage Fund (the "Fund") for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nexpoint.com/nexpoint/funds/nexpoint-merger-arbitrage-fund/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/nexpoint/funds/nexpoint-merger-arbitrage-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Merger Arbitrage Fund, Class C Shares	$320	3.09%

Expenses Paid, Amount	$ 320
Expense Ratio, Percent	3.09%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the twelve-month period ended June 30, 2024, the NexPoint Merger Arbitrage Fund (the “Fund”) Class C returned 6.92% compared to the Bloomberg U.S. Aggregate Bond Index return of 2.63%. During this period, the use of securities sold short offset the Fund’s return (0.39%) and the use of derivatives gained 0.31% to the Fund’s return. This outperformance of the Bloomberg U.S. Aggregate Bond Index is largely attributable to the idiosyncratic nature of the merger arbitrage strategy and deal spreads pricing at a premium to the front end of the yield curve. The front end of the yield curve are the yields on U.S. Treasuries with maturities less than 2 years. These Treasury yields effectively set a floor for the yields in merger arbitrage investments, and yields in merger arbitrage investments are at a premium/spread above such U.S. Treasuries. Our correlation to the Bloomberg U.S. Aggregate Bond Index remained low at 0.058. Furthermore, the Fund’s outperformance is attributable to our active management of the Fund.

  Top Contributor: HZNP / AMGEN Deal: Horizon Therapeutics – a biotechnology company focused on rare, autoimmune, and severe inflammatory diseases – agreed to be acquired by Amgen for $27.0 billion.

  Top Detractor: OLK / TMO Deal: Olink – a proteomics technology platform company that enables protein analysis capabilities for the biopharmaceutical industry – agreed to be acquired by Thermo for $3.2 billion.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Class C Shares, With Load* - $16138	Class C Shares, Without Load - $16138	Bloomberg U.S. Aggregate Bond Index (USD) - $11061
Aug/16	$10000	$10000	$10000
Dec/16	$11303	$11417	$10183
Jun/17	$11933	$12053	$10415
Jun/18	$12237	$12237	$10374
Jun/19	$12849	$12849	$11190
Jun/20	$13749	$13749	$12168
Jun/21	$14758	$14758	$12127
Jun/22	$15007	$15007	$10879
Jun/23	$15094	$15094	$10777
Jun/24	$16138	$16138	$11061

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
NexPoint Merger Arbitrage Fund
Class C Shares, With Load*	5.92%	4.66%	4.81%
Class C Shares, Without Load	6.92%	4.66%	4.81%
Bloomberg U.S. Aggregate Bond Index (USD)	2.63%	- 0.23%	0.68%

AssetsNet	$ 790,876,327
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 6,013,862
InvestmentCompanyPortfolioTurnover	556.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$790,876,327	83	$6,013,862	556%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-5.8%
Derivative Contracts (Net)	-0.5%
Warrants	0.0%
Preferred Stocks	0.0%
Rights	0.0%
Purchased Put Option	0.2%
Special Purchase Acquisition Companies	0.5%
Repurchase Agreements	0.5%
Convertible Bonds	1.5%
Cash Equivalent	5.8%
Corporate Obligations	11.9%
Asset-Backed Securities	11.9%
Common Stocks	56.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Positions

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
Encore Wire	7.8%
Everbridge	6.3%
US Silica Holdings	4.2%
Endeavor Group Holdings	4.0%
National Western Life Group	4.0%
Short Securities
Chevron	-3.3%
International Paper	-1.2%
ConocoPhillips	-1.0%
McGrath RentCorp	-0.4%
United States Steel Corporation	-0.4%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000171611
Shareholder Report [Line Items]
Fund Name	NexPoint Merger Arbitrage Fund
Class Name	Class Z Shares
Trading Symbol	HMEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Z Shares of the NexPoint Merger Arbitrage Fund (the "Fund") for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nexpoint.com/nexpoint/funds/nexpoint-merger-arbitrage-fund/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/nexpoint/funds/nexpoint-merger-arbitrage-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Merger Arbitrage Fund, Class Z Shares	$217	2.09%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	2.09%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the twelve-month period ended June 30, 2024, the NexPoint Merger Arbitrage Fund (the “Fund”) Class Z returned 7.95% compared to the Bloomberg U.S. Aggregate Bond Index return of 2.63%. During this period, the use of securities sold short offset the Fund’s return (0.39%) and the use of derivatives gained 0.31% to the Fund’s return. This outperformance of the Bloomberg U.S. Aggregate Bond Index is largely attributable to the idiosyncratic nature of the merger arbitrage strategy and deal spreads pricing at a premium to the front end of the yield curve. The front end of the yield curve are the yields on U.S. Treasuries with maturities less than 2 years. These Treasury yields effectively set a floor for the yields in merger arbitrage investments, and yields in merger arbitrage investments are at a premium/spread above such U.S. Treasuries. Our correlation to the Bloomberg U.S. Aggregate Bond Index remained low at 0.058. Furthermore, the Fund’s outperformance is attributable to our active management of the Fund.

  Top Contributor: HZNP / AMGEN Deal: Horizon Therapeutics – a biotechnology company focused on rare, autoimmune, and severe inflammatory diseases – agreed to be acquired by Amgen for $27.0 billion.

  Top Detractor: OLK / TMO Deal: Olink – a proteomics technology platform company that enables protein analysis capabilities for the biopharmaceutical industry – agreed to be acquired by Thermo for $3.2 billion.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
AssetsNet	$ 790,876,327
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 6,013,862
InvestmentCompanyPortfolioTurnover	556.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$790,876,327	83	$6,013,862	556%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-5.8%
Derivative Contracts (Net)	-0.5%
Warrants	0.0%
Preferred Stocks	0.0%
Rights	0.0%
Purchased Put Option	0.2%
Special Purchase Acquisition Companies	0.5%
Repurchase Agreements	0.5%
Convertible Bonds	1.5%
Cash Equivalent	5.8%
Corporate Obligations	11.9%
Asset-Backed Securities	11.9%
Common Stocks	56.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Positions

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
Encore Wire	7.8%
Everbridge	6.3%
US Silica Holdings	4.2%
Endeavor Group Holdings	4.0%
National Western Life Group	4.0%
Short Securities
Chevron	-3.3%
International Paper	-1.2%
ConocoPhillips	-1.0%
McGrath RentCorp	-0.4%
United States Steel Corporation	-0.4%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.